Segmental reporting - Analysis of results by business (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Disclosure of operating segments [line items]
Total income	£ 18,194	£ 15,408	£ 15,778
Operating expenses	(10,971)	(9,885)	(9,383)
Litigation and conduct	(1,427)	(374)	(76)
Total operating expenses	(12,398)	(10,259)	(9,459)
Other net income/(expenses)	4	(8)	133
Profit before impairment	5,800	5,141	6,452
Credit impairment (charges)/releases	(933)	277	(3,377)
Profit/(loss) before tax	4,867	5,418	3,075
Total assets (£bn)	£ 1,203,537	£ 1,061,778	£ 1,059,700
Number of employees (full time equivalent) | employee	21,900,000,000	20,200	20,900
Average number of employees (full time equivalent) | employee	21,100,000,000	20,300	20,145
Operating segments | Corporate and Investment Bank
Disclosure of operating segments [line items]
Total income	£ 13,722	£ 12,481	£ 12,607
Operating expenses	(8,011)	(7,169)	(7,125)
Litigation and conduct	(1,189)	(237)	(4)
Total operating expenses	(9,200)	(7,406)	(7,129)
Other net income/(expenses)	3	(8)	16
Profit before impairment	4,525	5,067	5,494
Credit impairment (charges)/releases	(119)	461	(1,565)
Profit/(loss) before tax	4,406	5,528	3,929
Total assets (£bn)	£ 1,111,200	£ 986,200	£ 990,900
Number of employees (full time equivalent) | employee	8,000,000,000	7,800	7,800
Operating segments | Consumer, Cards and Payments
Disclosure of operating segments [line items]
Total income	£ 4,547	£ 3,337	£ 3,490
Operating expenses	(2,800)	(2,316)	(2,132)
Litigation and conduct	(230)	(108)	(44)
Total operating expenses	(3,030)	(2,424)	(2,176)
Other net income/(expenses)	1	1	114
Profit before impairment	1,518	914	1,428
Credit impairment (charges)/releases	(814)	(185)	(1,720)
Profit/(loss) before tax	704	729	(292)
Total assets (£bn)	£ 79,900	£ 64,400	£ 57,800
Number of employees (full time equivalent) | employee	2,900,000,000	2,600	3,000
Head Office
Disclosure of operating segments [line items]
Total income	£ (75)	£ (410)	£ (319)
Operating expenses	(160)	(400)	(126)
Litigation and conduct	(8)	(29)	(28)
Total operating expenses	(168)	(429)	(154)
Other net income/(expenses)	0	(1)	3
Profit before impairment	(243)	(840)	(470)
Credit impairment (charges)/releases	0	1	(92)
Profit/(loss) before tax	(243)	(839)	(562)
Total assets (£bn)	£ 12,400	£ 11,200	£ 11,000
Number of employees (full time equivalent) | employee	11,000,000,000	9,800	10,100